INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Ore in stockpiles and on leach pads	$ 65,616	$ 108,161
Concentrates and dore bars	100,420	123,047
Supplies	328,114	269,768
Total current inventories	494,150	500,976
Non-current ore in stockpiles and on leach pads	116,762	69,587
Total inventories	610,912	570,563
Inventory write-down	$ 16,000	$ 2,500